Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
CURRENT ASSETS:
Cash	$ 45,817	$ 2,255	$ 67,007
Prepaid expenses and other current assets	8,353
GST tax receivable	2,238	4,341	2,015
TOTAL CURRENT ASSETS	56,408	6,596	69,022
Security deposit - related party	2,164	2,250	2,067
Operating lease right-of-use assets, net - related party			21,682
Property and equipment, net	3,593	4,255	5,747
TOTAL ASSETS	62,165	13,101	98,518
CURRENT LIABILITIES:
Accounts payable	826,184	1,002,335	842,156
Accrued expenses and other payables	407,775	892,151	702,231
Convertible notes and related accrued interest, net of discounts and premiums	584,608	624,583	1,557,734
Operating lease liability - related party			25,072
Embedded conversion option liabilities	58,124	54,220	177,009
Due to former director - related party	32,076	33,347	30,639
Loan from former director - related party	53,384	55,500	50,993
Employee benefit liability	406,644	418,538	354,109
TOTAL CURRENT LIABILITIES	2,368,795	3,080,674	3,739,943
TOTAL LIABILITIES	2,368,795	3,080,674	3,739,943
Commitments and Contingencies (See Note 8)
STOCKHOLDERS’ DEFICIT:
Common stock, $0.001 par value; 1,000,000,000 shares authorized;43,841,644 and 14,055,393 shares issued and outstanding as of September 30, 2021 and June 30, 2021, respectively	43,842	14,056	258
Common stock issuable (2,002,549 and 59 shares as of September 30, 2021 and June 30, 2021, respectively)	2,002
Additional paid-in capital	55,444,574	54,074,110	50,913,893
Subscription receivable	(100,000)
Accumulated other comprehensive income	1,149,397	1,085,204	1,267,671
Accumulated deficit	(58,804,968)	(58,199,466)	(55,781,770)
Treasury stock (1 share)	(46,477)	(46,477)	(46,477)
TOTAL STOCKHOLDERS’ DEFICIT	(2,306,630)	(3,067,573)	(3,641,425)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	62,165	13,101	98,518
Series A Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT:
Preferred stock	5,000	5,000	5,000
Series B Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT:
Preferred stock